LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)	Jun. 01, 2020 CNY (¥)
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	¥ 1,583		¥ 1,583
Held-to-maturity investments			14,711
Total long-term investments	55,137		28,455			$ 8,052
Loss from equity method investments	595	$ 87	239		¥ 40
Impairment loss	0		0		0
USD fund-linked note (the "Notes")
LONG-TERM INVESTMENTS
Aggregate notional amount | $		30,000
USD Global Medium Term Note (the "GMT Note")
LONG-TERM INVESTMENTS
Total long-term investments			14,711
Aggregate notional amount	13,695	$ 2,000	13,695	$ 2,000
Foshan Yingrui Gaoze Equity Investment Partnership (Limited Partnership) ("Gaoze Partnership")
LONG-TERM INVESTMENTS
Equity method investments	¥ 42,000
Total committed capital							¥ 1,270,000
Percentage of equity interest acquired	19.84%					19.84%
Total cash consideration	¥ 42,000
Startcamp
LONG-TERM INVESTMENTS
Equity method investments	9,362		¥ 9,901
Percentage of equity interest acquired			25.00%
Total cash consideration			¥ 10,000
Loss from equity method investments	539		99
BOTO
LONG-TERM INVESTMENTS
Equity method investments	¥ 1,468		1,483
Percentage of equity interest acquired	30.00%					30.00%
Loss from equity method investments	¥ 15		21		25
Other investments
LONG-TERM INVESTMENTS
Equity method investments	724		777
Loss from equity method investments	¥ (53)		¥ 32		¥ 18
Beijing Cloud Apply Co
LONG-TERM INVESTMENTS
Percentage of equity interest acquired	46.00%					46.00%
Sanli Foundation Education Limited
LONG-TERM INVESTMENTS
Percentage of equity interest acquired	50.00%					50.00%